Redeemable Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands													12 Months Ended	24 Months Ended
	Jul. 17, 2015 USD ($) shares	Jul. 17, 2015 CNY (¥) shares	Jul. 11, 2014 USD ($) shares	Jul. 11, 2014 CNY (¥) shares	Jul. 11, 2013 USD ($) shares	Jul. 11, 2013 CNY (¥) shares	Feb. 28, 2012 USD ($) shares	Feb. 28, 2012 CNY (¥) shares	Feb. 07, 2012 USD ($) shares	Feb. 07, 2012 CNY (¥) shares	Sep. 23, 2011 USD ($) shares	Sep. 23, 2011 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													¥ 1,079,939	¥ 1,749,452
Redemption value accretion													595,742	202,679
Foreign currency translation adjustment													73,771	(96,862)
Conversion of preferred shares to ordinary shares														(1,855,269)
Redeemable convertible preferred shares, ending balance													1,749,452
Proceeds from issuance of convertible promissory notes											$ 3,333	¥ 20,973
Series A-1 Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													52,517	134,719
Redemption value accretion													78,608	26,356
Foreign currency translation adjustment													3,594	(7,651)
Conversion of preferred shares to ordinary shares														(153,424)
Redeemable convertible preferred shares, ending balance													134,719
Number of redeemable convertible preferred shares issued | shares											1,250,000	1,250,000
Series A-2 Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													57,904	152,097
Redemption value accretion													90,231	29,619
Foreign currency translation adjustment													3,962	(8,632)
Conversion of preferred shares to ordinary shares														(173,084)
Redeemable convertible preferred shares, ending balance													152,097
Number of redeemable convertible preferred shares issued | shares									178,572	178,572	1,250,000	1,250,000
Proceeds from issuance of redeemable convertible preferred shares									$ 2,000	¥ 13,153
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													155,106	293,455
Redemption value accretion													127,746	60,289
Foreign currency translation adjustment													10,603	(16,763)
Conversion of preferred shares to ordinary shares														(336,981)
Redeemable convertible preferred shares, ending balance													293,455
Number of redeemable convertible preferred shares issued | shares							2,380,952	2,380,952
Proceeds from issuance of redeemable convertible preferred shares							$ 6,666	¥ 41,946
Series C Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													118,535	197,987
Redemption value accretion													71,359	40,164
Foreign currency translation adjustment													8,093	(11,297)
Conversion of preferred shares to ordinary shares														(226,854)
Redeemable convertible preferred shares, ending balance													197,987
Number of redeemable convertible preferred shares issued | shares					1,571,973	1,571,973
Proceeds from issuance of redeemable convertible preferred shares					$ 11,404	¥ 70,462
Series D Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													306,098	438,683
Redemption value accretion													111,684	57,988
Foreign currency translation adjustment													20,901	(24,341)
Conversion of preferred shares to ordinary shares														(472,330)
Redeemable convertible preferred shares, ending balance													438,683
Number of redeemable convertible preferred shares issued | shares			3,178,652	3,178,652
Proceeds from issuance of redeemable convertible preferred shares			$ 35,000	¥ 215,863
Series E Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													389,779	532,511
Redemption value accretion													116,114	(11,737)
Foreign currency translation adjustment													26,618	(28,178)
Conversion of preferred shares to ordinary shares														¥ (492,596)
Redeemable convertible preferred shares, ending balance													¥ 532,511
Number of redeemable convertible preferred shares issued | shares	2,925,658	2,925,658
Proceeds from issuance of redeemable convertible preferred shares	$ 55,000	¥ 342,880